SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2024 (unaudited)

Common Stock	Shares	Value
Aaon, Inc.	547,888	$47,797,749
Acadia Healthcare Co., Inc.*	744,952	50,314,058
Acuity Brands, Inc.	244,888	59,125,759
Adient PLC*	721,256	17,822,236
Advanced Drainage Systems, Inc.	547,100	87,749,369
AECOM	1,093,054	96,341,780
Affiliated Managers Group, Inc.	255,857	39,972,539
AGCO Corp.	497,317	48,677,388
Agree Realty Corp.	806,137	49,932,126
Alcoa Corp.	1,441,806	57,355,043
Allegro MicroSystems, Inc.*	573,775	16,203,406
ALLETE, Inc.	463,248	28,883,513
Ally Financial, Inc.	2,196,780	87,146,263
Altair Engineering, Inc., Class A*	457,273	44,849,336
Amedisys, Inc.*	262,032	24,054,538
American Financial Group, Inc.	525,269	64,618,592
American Homes 4 Rent, Class A	2,583,986	96,020,920
Amkor Technology, Inc.	830,194	33,224,364
Annaly Capital Management, Inc.	4,018,363	76,589,999
Antero Midstream Corp.	2,743,584	40,440,428
Antero Resources Corp.*	2,345,938	76,547,957
Appfolio, Inc., Class A*	168,518	41,214,447
Applied Industrial Technologies, Inc.	309,969	60,133,986
AptarGroup, Inc.	532,078	74,921,903
Aramark	2,111,736	71,841,259
Arcadium Lithium PLC*	8,288,088	27,847,976
Arrow Electronics, Inc.*	427,418	51,614,998
Arrowhead Pharmaceuticals, Inc.*	997,284	25,919,411
ASGN, Inc.*	368,562	32,496,112
Ashland, Inc.	402,503	38,032,508
Aspen Technology, Inc.*	223,739	44,441,278
Associated Banc-Corp.	1,190,406	25,177,087
Autoliv, Inc.	581,540	62,218,965
AutoNation, Inc.*	197,232	31,434,836
Avient Corp.	732,746	31,984,363
Avis Budget Group, Inc.	145,979	15,257,725
Avnet, Inc.	725,721	37,367,374
Axalta Coating Systems Ltd.*	1,771,714	60,539,467
Azenta, Inc.*	432,952	22,781,934
Bank OZK	847,089	34,730,649
Belden, Inc.	326,630	30,637,894
BellRing Brands, Inc.*	1,047,340	59,845,008
Berry Global Group, Inc.	918,594	54,059,257
BioMarin Pharmaceutical, Inc.*	1,524,672	125,526,246
BJ's Wholesale Club Holdings, Inc.*	1,067,632	93,780,795
Black Hills Corp.	553,508	30,099,765
Blackbaud, Inc.*	324,551	24,721,050
Boston Beer Co., Inc., Class A*	73,415	22,395,246
Boyd Gaming Corp.	540,901	29,803,645
Brighthouse Financial, Inc.*	498,730	21,614,958
Brink's Co.	357,014	36,558,234
Brixmor Property Group, Inc.	2,419,330	55,862,330
Bruker Corp.	781,880	49,891,763
Brunswick Corp.	542,539	39,480,563
Burlington Stores, Inc.*	512,815	123,075,600
BWX Technologies, Inc.	733,983	69,728,385
Cabot Corp.	443,704	40,771,961
CACI International, Inc., Class A*	179,029	77,005,744
Cadence Bank	1,466,867	41,482,999
Capri Holdings Ltd.*	935,994	30,962,682
Carlisle Cos., Inc.	381,217	154,472,941
Carlyle Group, Inc.	1,733,829	69,613,234
Carter's, Inc.	293,074	18,161,796

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2024 (unaudited)

Common Stock	Shares	Value
Casey's General Stores, Inc.	297,234	$113,412,605
Celsius Holdings, Inc.*	1,197,800	68,382,402
ChampionX Corp.	1,528,848	50,773,042
Chart Industries, Inc.*	337,567	48,724,421
Chemed Corp.	121,561	65,956,567
Chemours Co.	1,195,576	26,984,150
Chesapeake Energy Corp.	894,433	73,513,448
Choice Hotels International, Inc.	191,877	22,833,363
Chord Energy Corp.	499,300	83,722,624
Churchill Downs, Inc.	537,104	74,979,718
Ciena Corp.*	1,161,114	55,942,473
Cirrus Logic, Inc.*	433,080	55,286,993
Civitas Resources, Inc.	739,404	51,018,876
Clean Harbors, Inc.*	402,768	91,085,983
Cleveland-Cliffs, Inc.*	3,817,912	58,757,666
CNO Financial Group, Inc.	869,291	24,096,747
CNX Resources Corp.*	1,230,506	29,901,296
Coca-Cola Consolidated, Inc.	37,636	40,835,060
Cognex Corp.	1,378,387	64,453,376
Coherent Corp.*	1,065,062	77,174,393
Columbia Banking System, Inc.	1,681,235	33,439,764
Columbia Sportswear Co.	270,607	21,399,602
Comfort Systems USA, Inc.	285,928	86,956,423
Commerce Bancshares, Inc.	946,520	52,796,886
Commercial Metals Co.	929,095	51,090,934
CommVault Systems, Inc.*	348,495	42,366,537
Concentrix Corp.	376,221	23,807,265
COPT Defense Properties	902,583	22,591,652
Core & Main, Inc., Class A*	1,373,192	67,204,016
Coty, Inc., Class A*	2,926,747	29,326,005
Cousins Properties, Inc.	1,221,087	28,268,164
Crane Co.	394,706	57,224,476
Crane NXT Co.	389,904	23,947,904
Crocs, Inc.*	487,425	71,134,804
Crown Holdings, Inc.	958,034	71,268,149
CubeSmart	1,806,448	81,597,256
Cullen/Frost Bankers, Inc.	515,938	52,434,779
Curtiss-Wright Corp.	307,527	83,333,666
Cytokinetics, Inc.*	920,665	49,881,630
Darling Ingredients, Inc.*	1,282,980	47,149,515
DENTSPLY Sirona, Inc.	1,667,206	41,530,101
Dick's Sporting Goods, Inc.	467,536	100,450,110
Dolby Laboratories, Inc., Class A	479,772	38,012,336
Donaldson Co., Inc.	966,523	69,164,386
Doximity, Inc., Class A*	980,920	27,436,332
Dropbox, Inc., Class A*	1,940,327	43,599,148
DT Midstream, Inc.	779,753	55,385,856
Duolingo, Inc.*	297,009	61,976,868
Dynatrace, Inc.*	1,931,456	86,413,341
Eagle Materials, Inc.	276,622	60,154,220
East West Bancorp, Inc.	1,117,271	81,817,755
EastGroup Properties, Inc.	385,937	65,647,884
Elf Beauty, Inc.*	445,703	93,918,536
EMCOR Group, Inc.	377,362	137,767,319
Encompass Health Corp.	808,467	69,358,384
EnerSys	324,527	33,595,035
Enovis Corp.*	400,793	18,115,844
Envista Holdings Corp.*	1,379,961	22,948,751
EPR Properties	607,628	25,508,223
Equitable Holdings, Inc.	2,454,908	100,307,541
Equitrans Midstream Corp.	3,482,152	45,198,333
Equity LifeStyle Properties, Inc.	1,497,500	97,532,175
Erie Indemnity Co., Class A	200,275	72,579,660

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2024 (unaudited)

Common Stock	Shares	Value
Esab Corp.	456,076	$43,067,257
Essent Group Ltd.	856,548	48,129,432
Essential Utilities, Inc.	2,020,600	75,428,998
Euronet Worldwide, Inc.*	349,909	36,215,581
Evercore, Inc., Class A	284,539	59,306,464
Exelixis, Inc.*	2,338,983	52,556,948
ExlService Holdings, Inc.*	1,304,322	40,903,538
Exponent, Inc.	406,864	38,700,904
Federated Hermes, Inc.	644,484	21,190,634
Fidelity National Financial, Inc.	2,084,307	103,006,452
First American Financial Corp.	832,868	44,933,229
First Financial Bankshares, Inc.	1,032,269	30,482,904
First Horizon Corp.	4,391,166	69,248,688
First Industrial Realty Trust, Inc.	1,062,654	50,486,692
FirstCash Holdings, Inc.	299,409	31,402,016
Five Below, Inc.*	443,173	48,292,562
Floor & Decor Holdings, Inc., Class A*	859,271	85,420,130
Flowers Foods, Inc.	1,542,810	34,250,382
Flowserve Corp.	1,057,136	50,848,242
Fluor Corp.*	1,374,606	59,864,091
FNB Corp.	2,888,694	39,517,334
Fortune Brands Innovations, Inc.	1,004,341	65,221,905
Frontier Communications Parent, Inc.*	1,796,212	47,024,830
FTI Consulting, Inc.*	281,664	60,707,042
GameStop Corp., Class A*	2,163,553	53,418,124
Gaming and Leisure Properties, Inc.	2,180,061	98,560,558
Gap, Inc.	1,739,529	41,557,348
GATX Corp.	285,856	37,835,900
Genpact Ltd.	1,329,560	42,798,536
Gentex Corp.	1,856,328	62,576,817
Glacier Bancorp, Inc.	910,476	33,978,964
Globus Medical, Inc., Class A*	904,357	61,939,411
Goodyear Tire & Rubber Co.*	2,285,940	25,945,419
Graco, Inc.	1,358,105	107,670,564
Graham Holdings Co., Class B	27,894	19,513,248
Grand Canyon Education, Inc.*	235,405	32,935,514
Graphic Packaging Holding Co.	2,467,467	64,672,310
Greif, Inc., Class A	207,086	11,901,232
GXO Logistics, Inc.*	958,998	48,429,399
H&R Block, Inc.	1,120,379	60,758,153
Haemonetics Corp.*	407,794	33,736,798
Halozyme Therapeutics, Inc.*	1,021,966	53,510,140
Hancock Whitney Corp.	695,609	33,270,978
Hanover Insurance Group, Inc.	288,611	36,203,364
Harley-Davidson, Inc.	982,831	32,964,152
Healthcare Realty Trust, Inc.	3,039,581	50,092,295
HealthEquity, Inc.*	698,661	60,224,578
Helen of Troy Ltd.*	191,187	17,730,682
Hexcel Corp.	667,378	41,677,756
HF Sinclair Corp.	1,203,502	64,194,797
Hilton Grand Vacations, Inc.*	549,582	22,219,600
Home BancShares, Inc.	1,495,918	35,842,195
Houlihan Lokey, Inc., Class A	420,473	56,704,989
Hyatt Hotels Corp., Class A	362,772	55,112,322
IDACORP, Inc., Class Rights	407,064	37,918,012
Illumina, Inc.*	1,279,124	133,514,963
Independence Realty Trust, Inc.	1,804,017	33,807,279
Ingredion, Inc.	527,124	60,461,123
Insperity, Inc.	287,238	26,198,978
Interactive Brokers Group, Inc., Class A	860,057	105,442,988
International Bancshares Corp.	429,363	24,563,857
IPG Photonics Corp.*	230,515	19,453,161
Iridium Communications, Inc.	975,034	25,955,405

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2024 (unaudited)

Common Stock	Shares	Value
ITT, Inc.	660,840	$85,367,311
Janus Henderson Group PLC	1,030,768	34,747,189
Jazz Pharmaceuticals PLC*	506,190	54,025,659
Jefferies Financial Group, Inc.	1,362,111	67,778,643
Jones Lang LaSalle, Inc.*	381,899	78,396,227
KB Home	590,436	41,436,798
KBR, Inc.	1,078,192	69,155,235
Kemper Corp.	485,899	28,828,388
Kilroy Realty Corp.	857,609	26,731,673
Kinsale Capital Group, Inc.	177,552	68,407,235
Kirby Corp.*	468,129	56,049,085
Kite Realty Group Trust	1,763,345	39,463,661
Knife River Corp.*	454,558	31,882,698
Knight-Swift Transportation Holdings, Inc.	1,297,682	64,780,285
Kyndryl Holdings, Inc.*	1,847,649	48,611,645
Lamar Advertising Co., Class A	705,172	84,289,209
Lancaster Colony Corp.	163,564	30,908,689
Landstar System, Inc.	287,157	52,974,723
Lantheus Holdings, Inc.*	556,559	44,686,122
Lattice Semiconductor Corp.*	1,104,448	64,046,940
Lear Corp.	455,988	52,078,389
Lennox International, Inc.	257,447	137,728,996
Light & Wonder, Inc.*	723,778	75,909,837
Lincoln Electric Holdings, Inc.	456,952	86,199,425
Lithia Motors, Inc.	220,062	55,554,652
Littelfuse, Inc.	199,008	50,864,455
LivaNova PLC*	434,822	23,836,942
Louisiana-Pacific Corp.	512,195	42,169,014
Lumentum Holdings, Inc.*	542,806	27,639,682
MACOM Technology Solutions Holdings, Inc.*	440,033	49,050,479
Macy's, Inc.	2,209,417	42,420,806
Manhattan Associates, Inc.*	494,386	121,955,138
ManpowerGroup, Inc.	383,040	26,736,192
Marriott Vacations Worldwide Corp.	262,593	22,929,621
Masimo Corp.*	358,059	45,093,950
MasTec, Inc.*	487,882	52,198,495
Matador Resources Co.	931,802	55,535,399
Mattel, Inc.*	2,763,007	44,926,494
Maximus, Inc.	488,170	41,836,169
MDU Resources Group, Inc.	1,637,151	41,092,490
Medpace Holdings, Inc.*	189,074	77,870,127
MGIC Investment Corp.	2,140,603	46,129,995
Middleby Corp.*	431,747	52,936,500
MKS Instruments, Inc.	507,193	66,229,262
Morningstar, Inc.	209,373	61,943,002
MP Materials Corp.*	1,075,228	13,687,652
MSA Safety, Inc.	297,250	55,790,852
MSC Industrial Direct Co., Inc., Class A	366,184	29,042,053
Murphy Oil Corp.	1,163,875	47,998,205
Murphy USA, Inc.	151,384	71,068,733
National Fuel Gas Co.	738,071	39,996,067
National Storage Affiliates Trust	559,643	23,068,484
Neogen Corp.*	1,582,750	24,738,382
Neurocrine Biosciences, Inc.*	808,082	111,248,649
New Jersey Resources Corp.	793,506	33,914,446
New York Community Bancorp, Inc.	6,260,567	20,159,026
New York Times Co., Class A	1,313,091	67,243,390
NewMarket Corp.	55,469	28,598,152
Nexstar Media Group, Inc.	250,438	41,575,212
Nextracker, Inc., Class A*	986,748	46,258,746
NNN REIT, Inc.	1,472,230	62,716,998
Nordstrom, Inc.	786,545	16,690,485
Northwestern Energy Group, Inc.	492,106	24,644,668

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2024 (unaudited)

Common Stock	Shares	Value
NOV, Inc.	3,176,020	$60,376,140
Novanta, Inc.*	288,216	47,010,912
nVent Electric PLC	1,333,076	102,126,952
OGE Energy Corp.	1,610,333	57,488,888
Old National Bancorp	2,535,616	43,587,239
Old Republic International Corp.	2,029,938	62,725,084
Olin Corp.	958,910	45,212,606
Ollie's Bargain Outlet Holdings, Inc.*	492,146	48,313,973
Omega Healthcare Investors, Inc.	1,984,120	67,956,110
ONE Gas, Inc.	454,229	29,002,522
Onto Innovation, Inc.*	395,670	86,873,305
Option Care Health, Inc.*	1,395,683	38,660,419
Ormat Technologies, Inc.	431,803	30,960,275
Oshkosh Corp.	525,149	56,821,122
Ovintiv, Inc.	1,998,720	93,680,006
Owens Corning	695,826	120,878,893
Park Hotels & Resorts, Inc.	1,691,031	25,331,644
Paylocity Holding Corp.*	348,904	46,002,992
PBF Energy, Inc., Class A	847,306	38,993,022
Penske Automotive Group, Inc.	155,734	23,207,481
Penumbra, Inc.*	311,270	56,019,262
Performance Food Group Co.*	1,249,496	82,604,181
Permian Resources Corp.	4,124,065	66,603,650
Perrigo Co. PLC	1,094,604	28,109,431
Pilgrim's Pride Corp.*	323,434	12,448,975
Pinnacle Financial Partners, Inc.	614,212	49,161,528
Planet Fitness, Inc., Class A*	702,829	51,721,186
PNM Resources, Inc.	724,275	26,769,204
Polaris, Inc.	426,560	33,403,914
Portland General Electric Co.	827,305	35,772,668
Post Holdings, Inc.*	403,780	42,057,725
PotlatchDeltic Corp.	638,421	25,147,403
Power Integrations, Inc.	455,795	31,992,251
Primerica, Inc.	276,309	65,369,183
Progyny, Inc.*	665,193	19,031,172
Prosperity Bancshares, Inc.	770,350	47,099,199
Pure Storage, Inc., Class A*	2,453,776	157,556,957
PVH Corp.	454,566	48,124,902
Qualys, Inc.*	296,608	42,296,301
QuidelOrtho Corp.*	397,942	13,219,633
R1 RCM, Inc.*	1,589,793	19,967,800
Rambus, Inc.*	865,446	50,853,607
Range Resources Corp.	1,948,213	65,323,582
Rayonier, Inc.	1,099,782	31,992,658
RB Global, Inc.	1,475,193	112,645,737
RBC Bearings, Inc.*	233,166	62,903,523
Regal Rexnord Corp.	534,125	72,224,382
Reinsurance Group of America, Inc.	528,288	108,441,678
Reliance Steel & Aluminum Co.	461,120	131,695,872
RenaissanceRe Holdings Ltd.	424,601	94,902,570
Repligen Corp.*	417,261	52,599,922
Rexford Industrial Realty, Inc.	1,745,504	77,832,023
RH*	123,720	30,242,117
RLI Corp.	322,993	45,441,885
Roivant Sciences Ltd.*	2,717,678	28,725,856
Royal Gold, Inc.	527,813	66,061,075
RPM International, Inc.	1,033,923	111,332,829
Ryan Specialty Holdings, Inc.	821,112	47,550,596
Ryder System, Inc.	351,932	43,597,336
Sabra Health Care REIT, Inc.	1,858,834	28,626,044
Saia, Inc.*	213,493	101,257,595
Sarepta Therapeutics, Inc.*	758,996	119,921,368
Science Applications International Corp.	411,690	48,394,159

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2024 (unaudited)

Common Stock	Shares	Value
Scotts Miracle-Gro Co.	337,494	$21,957,360
SEI Investments Co.	801,802	51,868,571
Selective Insurance Group, Inc.	488,138	45,801,989
Sensata Technologies Holding PLC	1,210,382	45,256,183
Service Corp. International	1,169,216	83,166,334
Silgan Holdings, Inc.	651,600	27,582,228
Silicon Laboratories, Inc.*	256,338	28,358,673
Simpson Manufacturing Co., Inc.	338,515	57,049,933
Skechers U.S.A., Inc., Class A*	1,063,087	73,480,573
SLM Corp.	1,764,245	36,678,654
Sonoco Products Co.	788,963	40,016,203
Sotera Health Co.*	1,000,103	11,871,223
SouthState Corp.	611,724	46,747,948
Southwest Gas Holdings, Inc.	483,401	34,021,762
Southwestern Energy Co.*	8,854,548	59,591,108
Spire, Inc.	463,697	28,160,319
Sprouts Farmers Market, Inc.*	806,797	67,496,637
STAG Industrial, Inc.	1,462,041	52,721,198
Starwood Property Trust, Inc.	2,410,215	45,649,472
Stericycle, Inc.*	745,032	43,308,710
Stifel Financial Corp.	822,688	69,229,195
Synaptics, Inc.*	317,155	27,973,071
Synovus Financial Corp.	1,175,864	47,257,974
Taylor Morrison Home Corp.*	849,248	47,082,309
TD SYNNEX Corp.	624,016	72,011,446
TEGNA, Inc.	1,361,870	18,984,468
Tempur Sealy International, Inc.	1,394,149	65,999,014
Tenet Healthcare Corp.*	784,362	104,343,677
Teradata Corp.*	776,469	26,834,769
Terex Corp.	540,396	29,635,317
Tetra Tech, Inc.	429,563	87,837,042
Texas Capital Bancshares, Inc.*	374,607	22,903,472
Texas Pacific Land Corp.	149,529	109,794,659
Texas Roadhouse, Inc.	536,310	92,089,790
Thor Industries, Inc.	428,182	40,013,608
Timken Co.	520,153	41,679,860
TKO Group Holdings, Inc.	472,979	51,077,002
Toll Brothers, Inc.	836,449	96,342,196
TopBuild Corp.*	253,978	97,850,104
Toro Co.	838,354	78,394,483
Travel + Leisure Co.	572,226	25,738,725
Trex Co., Inc.*	872,768	64,689,564
UFP Industries, Inc.	495,863	55,536,656
UGI Corp.	1,683,193	38,545,120
UMB Financial Corp.	352,260	29,385,529
Under Armour, Inc., Class A*	1,516,017	10,111,833
Under Armour, Inc., Class C*	1,532,269	10,005,717
United Bankshares, Inc.	1,082,977	35,131,774
United States Steel Corp.	1,796,476	67,906,793
United Therapeutics Corp.*	356,164	113,456,042
Universal Display Corp.	350,446	73,681,271
Unum Group	1,429,440	73,058,678
US Foods Holding Corp.*	1,816,293	96,227,203
Vail Resorts, Inc.	304,871	54,916,413
Valaris Ltd.*	500,031	37,252,310
Valley National Bancorp	3,434,399	23,972,105
Valmont Industries, Inc.	162,134	44,497,676
Valvoline, Inc.*	1,034,661	44,697,355
Vishay Intertechnology, Inc.	1,004,832	22,407,754
Visteon Corp.*	221,595	23,644,186
Vontier Corp.	1,239,780	47,359,596
Vornado Realty Trust	1,284,794	33,777,234
Voya Financial, Inc.	808,595	57,531,534

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2024 (unaudited)

Common Stock	Shares	Value
Warner Music Group Corp., Class A	1,136,991	$34,848,774
Watsco, Inc.	257,038	119,070,283
Watts Water Technologies, Inc., Class A	220,110	40,361,571
Weatherford International PLC*	587,403	71,927,497
Webster Financial Corp.	1,376,983	60,022,689
Wendy's Co.	1,334,193	22,627,913
WESCO International, Inc.	350,993	55,639,410
Western Union Co.	2,716,716	33,198,270
Westlake Corp.	258,096	37,377,463
WEX, Inc.*	336,452	59,599,107
Whirlpool Corp.	438,708	44,835,958
Williams-Sonoma, Inc.	515,922	145,680,895
Wingstop, Inc.	235,832	99,676,753
Wintrust Financial Corp.	495,863	48,872,257
Wolfspeed, Inc.*	1,010,572	23,000,619
Woodward, Inc.	489,167	85,300,941
Wp Carey, Inc.	1,757,090	96,727,805
Wyndham Hotels & Resorts, Inc.	647,006	47,878,444
XPO, Inc.*	934,098	99,154,503
YETI Holdings, Inc.*	684,432	26,111,081
Ziff Davis, Inc.*	370,393	20,390,135
Zions Bancorp NA	1,185,620	51,420,339
ZoomInfo Technologies, Inc.*	2,281,854	29,139,276
Total Investments (Cost $21,790,061,950)		$21,366,783,904

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2024 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,554,529,169	7.23%
Retail	1,398,859,776	6.51%
Insurance	1,202,147,254	5.59%
Banks	1,094,346,894	5.09%
Oil & Gas	1,025,598,436	4.77%
Commercial Services	810,363,566	3.77%
Building Materials	724,202,118	3.37%
Diversified Financial Services	720,795,933	3.35%
Biotechnology	703,012,604	3.27%
Computers	652,641,981	3.04%
Machinery - Diversified	652,492,262	3.04%
Software	618,754,785	2.88%
Electronics	586,878,384	2.73%
Engineering & Construction	569,679,116	2.65%
Semiconductors	552,546,129	2.57%
Healthcare - Products	511,138,816	2.38%
Healthcare - Services	463,993,152	2.16%
Chemicals	448,681,475	2.09%
Food	426,454,914	1.98%
Transportation	417,813,528	1.94%
Packaging & Containers	344,421,283	1.60%
Entertainment	314,661,365	1.46%
Iron / Steel	309,451,265	1.44%
Miscellaneous Manufacturing	309,004,638	1.44%
Electrical Components & Equipment	294,915,326	1.37%
Pharmaceuticals	291,889,165	1.36%
Apparel	283,381,909	1.32%
Electric	272,536,993	1.27%
Auto Parts & Equipment	244,286,012	1.14%
Distribution / Wholesale	241,913,710	1.13%
Metal Fabricate / Hardware	236,830,429	1.10%
Home Builders	224,874,911	1.05%
Environmental Control	222,231,736	1.03%
Hand / Machine Tools	214,214,660	1.00%
Gas	203,640,236	0.95%
Lodging	203,586,100	0.95%
Leisure Time	183,680,895	0.86%
Machinery - Construction & Mining	156,184,823	0.73%
Home Furnishings	148,847,307	0.69%
Pipelines	141,024,617	0.66%
Mining	137,103,770	0.64%
Beverages	131,612,708	0.61%
Telecommunications	128,922,708	0.60%
Media	127,803,070	0.60%
Aerospace / Defense	125,011,423	0.58%
Cosmetics / Personal Care	123,244,541	0.57%
Oil & Gas Services	111,149,182	0.52%
Real Estate	78,396,227	0.37%
Water	75,428,998	0.35%
Food Service	71,841,259	0.33%
Private Equity	69,613,234	0.32%
Agriculture	47,149,515	0.22%
Toys / Games / Hobbies	44,926,494	0.21%
Trucking & Leasing	37,835,900	0.18%
Housewares	21,957,360	0.10%
Internet	20,390,135	0.10%
Savings & Loans	20,159,026	0.09%
Household Products / Wares	17,730,682	0.08%
Total Investments	21,366,783,904	99.43%
Other Assets in Excess of Liabilities	121,894,663	0.57%
Net Assets	$21,488,678,567	100.00%